Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other liabilities.
Lease liabilities	£ 630	£ 670
Provisions for liabilities and charges	864	990
Retirement benefit liabilities	80	99
Accruals	1,353	1,411
Deferred income	394	402
Current tax	263	332
Deferred tax	99	141
Other liabilities	918	1,157
Total	4,601	5,202
Liabilities of disposal groups	£ 0	£ 3